Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Statement [Line Items]
Contractual commitments to acquire property, plant and equipment	¥ 1,365	¥ 1,134
Contractual commitments to acquire intangible assets	¥ 1,219	¥ 631